Commitments and Contingencies	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

10. COMMITMENTS AND CONTINGENCIES

Operating Commitment

The total future minimum lease payments under the non-cancellable operating lease with respect to the office as of March 31, 2017 are payable as follows:

Year ending September 30, 2017	19,750

Total	$19,750

Rental expense of the Company was $14,330 and $10,870 for the three months ended March 31, 2017 and 2016, respectively, and $28,660 and $10,870 for the six months ended March 31, 2017 and 2016, respectively.

10. COMMITMENTS AND CONTINGENCIES

Operating Commitment

The total future minimum lease payments under the non-cancellable operating lease with respect to the office as of September 30, 2016 are payable as follows:

Remaining 2016	$5,948

Year ending September 30, 2017	23,793

Year ending September 30, 2018	17,845

Total	$47,586

Rental expense of the Company was $29,129 and nil for the year ended September 30, 2016 and 2015, respectively.